Financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Debt securities	£ 112,881	£ 98,867
Repurchase agreements and other similar secured borrowing	27,052	28,352
Other financial liabilities	9,156	6,301
Financial liabilities designated at fair value	271,637	250,960
Cumulative own credit net loss recognised	674	960
Contractual amount due on maturity
Disclosure of financial liabilities [line items]
Debt securities	73,757	61,946
Deposits	42,455	29,673
Repurchase agreements and other similar secured borrowing	173,511	168,129
Other financial liabilities	8	7
Financial liabilities designated at fair value	289,731	259,755
Fair value
Disclosure of financial liabilities [line items]
Debt securities	57,846	53,647
Deposits	41,037	29,246
Repurchase agreements and other similar secured borrowing	172,746	168,060
Other financial liabilities	8	7
Financial liabilities designated at fair value	£ 271,637	£ 250,960